INVESTMENTS (Details 4) (Home Inns, CNY) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2011	Oct. 02, 2011 Business Acquired by Home Inns
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)		15.39%	17.47%
Number of shares held		14,400,765
Percentage of equity interest Home Inns acquired in a business				100.00%
Noncash gain due to remeasurement of equity interest based on issuance of shares	39.3